Consolidated statements of profit or loss and total comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss and total comprehensive income
Revenues	$ 278,217	$ 356,262	$ 397,838
Voyage expenses and commissions	(18,303)	(9,141)	(10,998)
Vessel operating costs	(62,554)	(69,731)	(67,753)
Depreciation	(105,140)	(104,900)	(98,472)
General and administrative expenses	(13,793)	(16,422)	(22,795)
(Loss)/gain on disposal of vessels	(184)	8,196	(1,033)
Impairment loss	(93,438)	(8,674)	(142)
Profit/(loss) from operations	(15,195)	155,590	196,645
Financial costs	(5,043)	(4,830)	(67,060)
Financial income	86	190	7,612
Gain on derivatives			1,512
Total other expenses, net	(4,957)	(4,640)	(57,936)
Profit/(loss) for the year	(20,152)	150,950	138,709
Total comprehensive income/(loss) for the year	$ (20,152)	$ 150,950	$ 138,709